EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during the period. The Manager applies the two-class method in calculating earnings per share for each of its two classes of shares and participating securities, based on their pro-rata share of earnings. Class A shares held under the ES Plans in one or more private wholly owned subsidiaries of the Manager are classified as treasury shares and have been excluded from the calculation of earnings per share. The Manager has certain dilutive securities relating to outstanding restricted stock and options held by employees and non-employees and have been reflected accordingly in diluted earnings per share figures.
Basic and diluted net income per share of common stock for the three and six months ended June 30, 2023 was calculated as follows:

FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	Three Months Ended		Six Months Ended
	2023	2023	2023	2023
	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Numerator
Net income	$109	$—	$234	$—
Denominator
Weighted average of common stock outstanding - basic	392.1	—	393.5	—
Dilutive effect of conversion of options and escrowed shares using treasury stock method	4.2	—	6.1	—
Weighted average of common stock outstanding - diluted	396.3	—	399.6	—
Net Income per Share
Earnings per share - basic	$0.28	$0.28	$0.59	$0.59
Earnings per share - diluted	0.28	0.28	0.59	0.59
The following weighted average potentially dilutive securities were evaluated under the treasury stock method for potentially dilutive effects and have been excluded in the above computation of diluted net income per share attributable to common shareholders for the period presented due to their anti-dilutive effect:

FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	Three Months Ended	Six Months Ended
	2023	2023
Management stock options of the Manager issued and allocated	10.6	7.8
Escrow shares of the Manager issued and allocated	4.9	3.7
Restricted shares of the Manager issued and allocated	—	—
Total	15.5	11.5